Summary of significant accounting policies - Schedule of property and equipment, net estimated useful lives (Details)	Dec. 31, 2024
Computer and transmission equipment
Property and equipment, net
Property and equipment, net, estimated useful lives	3 years
Leasehold improvements
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Furniture and office equipment
Property and equipment, net
Property and equipment, net, estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Property and equipment, net, estimated useful lives	5 years